Trade and Other Receivables - Narrative (Details) - Measured at fair value through other comprehensive income - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Financial assets	¥ 296,597	¥ 266,621
Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	¥ 65,568	¥ 83,734